COMMITMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Loan commitments
Contractual amount of financial instruments with off-balance-sheet risk
Fixed Rate	$ 662	$ 3,128
Variable Rate
Unused lines of credit
Contractual amount of financial instruments with off-balance-sheet risk
Fixed Rate	$ 5,228
Variable Rate	$ 2,656